Commitments and contingencies (Details) - Purchase Commitment for Ballast Water Management Systems [Member] - USD ($) $ in Millions	Oct. 20, 2019	Dec. 31, 2018
Commitments and contingencies [Abstract]
Advances for purchase commitment		$ 0.0
Subsequent Event [Member]
Commitments and contingencies [Abstract]
Contractual purchase obligations	$ 0.8